Basis of preparation (Details) $ in Millions	3 Months Ended
	Mar. 31, 2026 EUR (€)	Mar. 31, 2025 EUR (€)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 EUR (€)	Nov. 10, 2025 EUR (€)	Nov. 10, 2025 USD ($)
Common Table Line Items [Line Items]
Other reserves	€ (100,000)			€ (12,900,000)
Translation reserve	€ 103,200,000			102,400,000
Description of nature of impending change in accounting policy	Recently issued and not yet adopted accounting pronouncements under IFRSIFRS 18On April 9, 2024, the IASB issued IFRS 18 'Presentation and Disclosure in Financial Statements' ("IFRS 18"). IFRS 18 replaces IAS 1 'Presentation of Financial Statements'. IFRS 18 introduces a number of changes to the structure of the Statement of Profit or Loss, more transparency in the presentation of management's own performance measures and more granularity in reporting of financial information. The main impacts of IFRS 18 include:• Improved comparability in the Statement of Profit or Loss by introducing a set of clearly defined categories based on main business activities (i.e. operating, investing and financing);• Requiring disclosure about management-defined performance measures; and• Adding new principles for aggregation and disaggregation of information. IFRS 18 applies for annual reporting periods beginning on or after January 1, 2027. Earlier application is permitted. The Company is assessing the full impact of the standard.
Cash flow hedges
Common Table Line Items [Line Items]
Other reserves	€ (2,700,000)			€ (16,800,000)
Revolving Credit Facility (new)
Common Table Line Items [Line Items]
Line of credit facility, maximum borrowing capacity	175,000,000.0
Senior EURO Debt
Common Table Line Items [Line Items]
Notional amount					€ 553,200,000
Interest rate					2.50%	2.50%
Senior USD Debt
Common Table Line Items [Line Items]
Notional amount	527,900,000		$ 620.0			$ 679.1
Interest rate					2.50%	2.50%
Other reserves
Common Table Line Items [Line Items]
Deferred hedging losses transferred to the carrying value of inventory	€ 3,900,000	€ (4,400,000)